CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based compensation	¥ 257,661	$ 39,602	¥ 157,286	¥ 185,372
Cost of revenues [Member]
Share-based compensation	42,759	6,572	15,894	23,963
Research and development expenses [Member]
Share-based compensation	122,348	18,805	78,816	70,951
Sales and marketing expenses [Member]
Share-based compensation	4,417	679	3,107	3,283
General and administrative expenses [Member]
Share-based compensation	¥ 88,137	$ 13,546	¥ 59,469	¥ 87,175
Class A common shares [Member]
Number of common shares represented by each ADS	20	20	20	20